Short-term loan (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)
Debt Disclosure [Abstract]
Short-term loan	¥ 35,679		$ 5,173
Segment borrowed	¥ 35,679
Weighted average interest rate	4.50%
Broker-Dealer, Bank Loan, Short-Term	¥ 164,321